Related Party Transactions (Details) - Schedule of purchases from related parties - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchase from a relate party
Total	$ 2,021,934	$ 5,843,564
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member]
Purchase from a relate party
Total		5,843,564
Q Green Techcon Private Limited. [Member]
Purchase from a relate party
Total	$ 2,021,934